Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Neuberger Berman Income Funds
Entity Central Index Key	0000723620
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000021325
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Investor Class
Trading Symbol	NCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/corebond-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$39	0.78%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,206,302,989
Holdings Count | Holding	894
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,206,302,989
Number of Portfolio Holdings	894
Portfolio Turnover Rate	58%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	39.2%
Corporate Bonds	26.4%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	9.8%
Foreign Government Securities	2.6%
U.S. Government Agency Securities	0.7%
Short-Term Investments	1.3%
Other Assets Less Liabilities	0.1%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	19.9%
Federal Home Loan Mortgage Corp.	14.9%
Federal National Mortgage Association	12.8%
Government National Mortgage Association	1.9%
BX Trust	1.4%
Oracle Corp.	1.3%
State Street Institutional U.S. Government Money Market Fund	1.3%
Meta Platforms, Inc.	1.2%
Foundry JV Holdco LLC	1.1%
Intel Corp.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021326
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Institutional Class
Trading Symbol	NCRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	neuberger.com/corebond-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$19	0.38%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,206,302,989
Holdings Count | Holding	894
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,206,302,989
Number of Portfolio Holdings	894
Portfolio Turnover Rate	58%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	39.2%
Corporate Bonds	26.4%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	9.8%
Foreign Government Securities	2.6%
U.S. Government Agency Securities	0.7%
Short-Term Investments	1.3%
Other Assets Less Liabilities	0.1%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	19.9%
Federal Home Loan Mortgage Corp.	14.9%
Federal National Mortgage Association	12.8%
Government National Mortgage Association	1.9%
BX Trust	1.4%
Oracle Corp.	1.3%
State Street Institutional U.S. Government Money Market Fund	1.3%
Meta Platforms, Inc.	1.2%
Foundry JV Holdco LLC	1.1%
Intel Corp.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000057304
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class A
Trading Symbol	NCRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/corebond-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$39	0.78%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,206,302,989
Holdings Count | Holding	894
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,206,302,989
Number of Portfolio Holdings	894
Portfolio Turnover Rate	58%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	39.2%
Corporate Bonds	26.4%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	9.8%
Foreign Government Securities	2.6%
U.S. Government Agency Securities	0.7%
Short-Term Investments	1.3%
Other Assets Less Liabilities	0.1%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	19.9%
Federal Home Loan Mortgage Corp.	14.9%
Federal National Mortgage Association	12.8%
Government National Mortgage Association	1.9%
BX Trust	1.4%
Oracle Corp.	1.3%
State Street Institutional U.S. Government Money Market Fund	1.3%
Meta Platforms, Inc.	1.2%
Foundry JV Holdco LLC	1.1%
Intel Corp.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000057305
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class C
Trading Symbol	NCRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/corebond-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$76	1.53%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%
AssetsNet	$ 1,206,302,989
Holdings Count | Holding	894
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,206,302,989
Number of Portfolio Holdings	894
Portfolio Turnover Rate	58%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	39.2%
Corporate Bonds	26.4%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	9.8%
Foreign Government Securities	2.6%
U.S. Government Agency Securities	0.7%
Short-Term Investments	1.3%
Other Assets Less Liabilities	0.1%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	19.9%
Federal Home Loan Mortgage Corp.	14.9%
Federal National Mortgage Association	12.8%
Government National Mortgage Association	1.9%
BX Trust	1.4%
Oracle Corp.	1.3%
State Street Institutional U.S. Government Money Market Fund	1.3%
Meta Platforms, Inc.	1.2%
Foundry JV Holdco LLC	1.1%
Intel Corp.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000153036
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class R6
Trading Symbol	NRCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	neuberger.com/corebond-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$14	0.28%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,206,302,989
Holdings Count | Holding	894
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,206,302,989
Number of Portfolio Holdings	894
Portfolio Turnover Rate	58%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	39.2%
Corporate Bonds	26.4%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	9.8%
Foreign Government Securities	2.6%
U.S. Government Agency Securities	0.7%
Short-Term Investments	1.3%
Other Assets Less Liabilities	0.1%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	19.9%
Federal Home Loan Mortgage Corp.	14.9%
Federal National Mortgage Association	12.8%
Government National Mortgage Association	1.9%
BX Trust	1.4%
Oracle Corp.	1.3%
State Street Institutional U.S. Government Money Market Fund	1.3%
Meta Platforms, Inc.	1.2%
Foundry JV Holdco LLC	1.1%
Intel Corp.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000082160
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Institutional Class
Trading Symbol	NFIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/floatingrate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	neuberger.com/floatingrate-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$30	0.60%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 464,756,610
Holdings Count | Holding	393
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$464,756,610
Number of Portfolio Holdings	393
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Software	8.5%
Investment Companies	6.2%
Oil, Gas & Consumable Fuels	5.8%
Health Care Providers & Services	5.3%
Commercial Services & Supplies	4.5%
Containers & Packaging	4.3%
Capital Markets	3.9%
Machinery	3.4%
Hotels, Restaurants & Leisure	3.3%
Other	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	6.2%
Traverse Midstream Partners LLC	0.7%
Altice France SA	0.7%
Electronic Arts, Inc.	0.6%
Hologic, Inc.	0.6%
Brown Group Holding LLC	0.6%
Allied Universal Holdco LLC	0.6%
Froneri Lux Finco SARL	0.5%
Bausch Health Cos., Inc.	0.5%
MH Sub I LLC	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000082158
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class A
Trading Symbol	NFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/floatingrate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/floatingrate-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$49	0.97%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
AssetsNet	$ 464,756,610
Holdings Count | Holding	393
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$464,756,610
Number of Portfolio Holdings	393
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Software	8.5%
Investment Companies	6.2%
Oil, Gas & Consumable Fuels	5.8%
Health Care Providers & Services	5.3%
Commercial Services & Supplies	4.5%
Containers & Packaging	4.3%
Capital Markets	3.9%
Machinery	3.4%
Hotels, Restaurants & Leisure	3.3%
Other	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	6.2%
Traverse Midstream Partners LLC	0.7%
Altice France SA	0.7%
Electronic Arts, Inc.	0.6%
Hologic, Inc.	0.6%
Brown Group Holding LLC	0.6%
Allied Universal Holdco LLC	0.6%
Froneri Lux Finco SARL	0.5%
Bausch Health Cos., Inc.	0.5%
MH Sub I LLC	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000082159
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class C
Trading Symbol	NFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/floatingrate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/floatingrate-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$86	1.72%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.72%
AssetsNet	$ 464,756,610
Holdings Count | Holding	393
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$464,756,610
Number of Portfolio Holdings	393
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Software	8.5%
Investment Companies	6.2%
Oil, Gas & Consumable Fuels	5.8%
Health Care Providers & Services	5.3%
Commercial Services & Supplies	4.5%
Containers & Packaging	4.3%
Capital Markets	3.9%
Machinery	3.4%
Hotels, Restaurants & Leisure	3.3%
Other	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	6.2%
Traverse Midstream Partners LLC	0.7%
Altice France SA	0.7%
Electronic Arts, Inc.	0.6%
Hologic, Inc.	0.6%
Brown Group Holding LLC	0.6%
Allied Universal Holdco LLC	0.6%
Froneri Lux Finco SARL	0.5%
Bausch Health Cos., Inc.	0.5%
MH Sub I LLC	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021322
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Investor Class
Trading Symbol	NHINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$45	0.90%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 448,186,145
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000064460
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Institutional Class
Trading Symbol	NHILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	neuberger.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 448,186,145
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077167
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class A
Trading Symbol	NHIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.12%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
AssetsNet	$ 448,186,145
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077168
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class C
Trading Symbol	NHICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$93	1.87%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.87%
AssetsNet	$ 448,186,145
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077170
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class R3
Trading Symbol	NHIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	neuberger.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$69	1.37%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.37%
AssetsNet	$ 448,186,145
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000125075
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class R6
Trading Symbol	NRHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	neuberger.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$32	0.64%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 448,186,145
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000228875
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class E
Trading Symbol	NHIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$6	0.11%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 448,186,145
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000157073
Shareholder Report [Line Items]
Fund Name	Municipal High Income Fund
Class Name	Institutional Class
Trading Symbol	NMHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neuberger.com/what-we-do/fund-center?tab=fund-literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://neuberger.com/what-we-do/fund-center?tab=fund-literature
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$25	0.50%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 67,525,304
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$67,525,304
Number of Portfolio Holdings	139
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	89.0%
General Obligations	5.1%
Special Assessment	2.9%
Tax Allocation	2.3%
Pre-Refunded	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Texas	11.5%
California	7.7%
Wisconsin	7.6%
New York	6.7%
Illinois	6.7%
Georgia	4.8%
Florida	4.6%
New Jersey	4.5%
Ohio	3.7%
Alabama	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000157071
Shareholder Report [Line Items]
Fund Name	Municipal High Income Fund
Class Name	Class A
Trading Symbol	NMHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neuberger.com/what-we-do/fund-center?tab=fund-literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://neuberger.com/what-we-do/fund-center?tab=fund-literature
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$42	0.83%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 67,525,304
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$67,525,304
Number of Portfolio Holdings	139
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	89.0%
General Obligations	5.1%
Special Assessment	2.9%
Tax Allocation	2.3%
Pre-Refunded	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Texas	11.5%
California	7.7%
Wisconsin	7.6%
New York	6.7%
Illinois	6.7%
Georgia	4.8%
Florida	4.6%
New Jersey	4.5%
Ohio	3.7%
Alabama	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000157072
Shareholder Report [Line Items]
Fund Name	Municipal High Income Fund
Class Name	Class C
Trading Symbol	NMHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neuberger.com/what-we-do/fund-center?tab=fund-literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://neuberger.com/what-we-do/fund-center?tab=fund-literature
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$72	1.45%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
AssetsNet	$ 67,525,304
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$67,525,304
Number of Portfolio Holdings	139
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	89.0%
General Obligations	5.1%
Special Assessment	2.9%
Tax Allocation	2.3%
Pre-Refunded	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Texas	11.5%
California	7.7%
Wisconsin	7.6%
New York	6.7%
Illinois	6.7%
Georgia	4.8%
Florida	4.6%
New Jersey	4.5%
Ohio	3.7%
Alabama	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000121799
Shareholder Report [Line Items]
Fund Name	Municipal Impact Fund
Class Name	Institutional Class
Trading Symbol	NMIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neuberger.com/what-we-do/fund-center?tab=fund-literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	https://neuberger.com/what-we-do/fund-center?tab=fund-literature
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$21	0.43%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 77,897,600
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$77,897,600
Number of Portfolio Holdings	109
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	74.0%
General Obligations	23.4%
Pre-Refunded	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Texas	12.3%
Michigan	9.5%
New York	8.1%
Pennsylvania	5.7%
Georgia	5.5%
Kentucky	5.1%
Alabama	4.9%
Louisiana	4.4%
Illinois	4.1%
Oklahoma	3.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000201844
Shareholder Report [Line Items]
Fund Name	Municipal Impact Fund
Class Name	Class A
Trading Symbol	NIMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neuberger.com/what-we-do/fund-center?tab=fund-literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://neuberger.com/what-we-do/fund-center?tab=fund-literature
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$38	0.76%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 77,897,600
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$77,897,600
Number of Portfolio Holdings	109
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	74.0%
General Obligations	23.4%
Pre-Refunded	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Texas	12.3%
Michigan	9.5%
New York	8.1%
Pennsylvania	5.7%
Georgia	5.5%
Kentucky	5.1%
Alabama	4.9%
Louisiana	4.4%
Illinois	4.1%
Oklahoma	3.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000201845
Shareholder Report [Line Items]
Fund Name	Municipal Impact Fund
Class Name	Class C
Trading Symbol	NIMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neuberger.com/what-we-do/fund-center?tab=fund-literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	https://neuberger.com/what-we-do/fund-center?tab=fund-literature
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$69	1.38%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%
AssetsNet	$ 77,897,600
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$77,897,600
Number of Portfolio Holdings	109
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	74.0%
General Obligations	23.4%
Pre-Refunded	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Texas	12.3%
Michigan	9.5%
New York	8.1%
Pennsylvania	5.7%
Georgia	5.5%
Kentucky	5.1%
Alabama	4.9%
Louisiana	4.4%
Illinois	4.1%
Oklahoma	3.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021323
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Investor Class
Trading Symbol	NMUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/muniintermediate-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$22	0.45%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 200,433,117
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$200,433,117
Number of Portfolio Holdings	218
Portfolio Turnover Rate	48%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	75.5%
General Obligations	22.3%
Special Assessment	1.0%
Tax Allocation	0.8%
Certificate Participation	0.3%
Pre-Refunded	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
New York	22.7%
Illinois	12.1%
Texas	7.7%
Georgia	5.3%
Washington	4.4%
Alabama	4.3%
Pennsylvania	3.6%
New Jersey	3.0%
Mississippi	2.6%
Florida	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000089979
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Institutional Class
Trading Symbol	NMNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	neuberger.com/muniintermediate-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$15	0.30%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 200,433,117
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$200,433,117
Number of Portfolio Holdings	218
Portfolio Turnover Rate	48%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	75.5%
General Obligations	22.3%
Special Assessment	1.0%
Tax Allocation	0.8%
Certificate Participation	0.3%
Pre-Refunded	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
New York	22.7%
Illinois	12.1%
Texas	7.7%
Georgia	5.3%
Washington	4.4%
Alabama	4.3%
Pennsylvania	3.6%
New Jersey	3.0%
Mississippi	2.6%
Florida	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000089977
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Class A
Trading Symbol	NMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/muniintermediate-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$33	0.67%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 200,433,117
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$200,433,117
Number of Portfolio Holdings	218
Portfolio Turnover Rate	48%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	75.5%
General Obligations	22.3%
Special Assessment	1.0%
Tax Allocation	0.8%
Certificate Participation	0.3%
Pre-Refunded	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
New York	22.7%
Illinois	12.1%
Texas	7.7%
Georgia	5.3%
Washington	4.4%
Alabama	4.3%
Pennsylvania	3.6%
New Jersey	3.0%
Mississippi	2.6%
Florida	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000089978
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Class C
Trading Symbol	NMNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/muniintermediate-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$71	1.42%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.42%
AssetsNet	$ 200,433,117
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$200,433,117
Number of Portfolio Holdings	218
Portfolio Turnover Rate	48%

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	75.5%
General Obligations	22.3%
Special Assessment	1.0%
Tax Allocation	0.8%
Certificate Participation	0.3%
Pre-Refunded	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
New York	22.7%
Illinois	12.1%
Texas	7.7%
Georgia	5.3%
Washington	4.4%
Alabama	4.3%
Pennsylvania	3.6%
New Jersey	3.0%
Mississippi	2.6%
Florida	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000044074
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Trust Class
Trading Symbol	NSTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/strategicincome-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$47	0.94%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 8,103,465,034
Holdings Count | Holding	2,870
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,103,465,034
Number of Portfolio Holdings	2,870
Portfolio Turnover Rate	67%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	46.1%
Corporate Bonds	38.2%
Asset-Backed Securities	12.3%
Foreign Government Securities	8.7%
Exchange-Traded Funds	3.0%
U.S. Treasury Obligations	2.7%
Loan Assignments	0.6%
Municipal Notes	0.5%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	3.9%
Liabilities Less Other Assets	(16.0)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Uniform Mortgage-Backed Securities	12.4%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	5.4%
State Street Institutional U.S. Government Money Market Fund	3.4%
Government National Mortgage Association	2.8%
U.S. Treasury	2.3%
Federal National Mortgage Association Connecticut Avenue Securities	2.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.6%
BX Trust	1.2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021324
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	NSTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	neuberger.com/strategicincome-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$29	0.58%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 8,103,465,034
Holdings Count | Holding	2,870
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,103,465,034
Number of Portfolio Holdings	2,870
Portfolio Turnover Rate	67%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	46.1%
Corporate Bonds	38.2%
Asset-Backed Securities	12.3%
Foreign Government Securities	8.7%
Exchange-Traded Funds	3.0%
U.S. Treasury Obligations	2.7%
Loan Assignments	0.6%
Municipal Notes	0.5%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	3.9%
Liabilities Less Other Assets	(16.0)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Uniform Mortgage-Backed Securities	12.4%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	5.4%
State Street Institutional U.S. Government Money Market Fund	3.4%
Government National Mortgage Association	2.8%
U.S. Treasury	2.3%
Federal National Mortgage Association Connecticut Avenue Securities	2.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.6%
BX Trust	1.2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000057302
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Class A
Trading Symbol	NSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/strategicincome-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$48	0.96%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 8,103,465,034
Holdings Count | Holding	2,870
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,103,465,034
Number of Portfolio Holdings	2,870
Portfolio Turnover Rate	67%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	46.1%
Corporate Bonds	38.2%
Asset-Backed Securities	12.3%
Foreign Government Securities	8.7%
Exchange-Traded Funds	3.0%
U.S. Treasury Obligations	2.7%
Loan Assignments	0.6%
Municipal Notes	0.5%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	3.9%
Liabilities Less Other Assets	(16.0)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Uniform Mortgage-Backed Securities	12.4%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	5.4%
State Street Institutional U.S. Government Money Market Fund	3.4%
Government National Mortgage Association	2.8%
U.S. Treasury	2.3%
Federal National Mortgage Association Connecticut Avenue Securities	2.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.6%
BX Trust	1.2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000057303
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Class C
Trading Symbol	NSTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/strategicincome-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$84	1.69%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%
AssetsNet	$ 8,103,465,034
Holdings Count | Holding	2,870
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,103,465,034
Number of Portfolio Holdings	2,870
Portfolio Turnover Rate	67%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	46.1%
Corporate Bonds	38.2%
Asset-Backed Securities	12.3%
Foreign Government Securities	8.7%
Exchange-Traded Funds	3.0%
U.S. Treasury Obligations	2.7%
Loan Assignments	0.6%
Municipal Notes	0.5%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	3.9%
Liabilities Less Other Assets	(16.0)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Uniform Mortgage-Backed Securities	12.4%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	5.4%
State Street Institutional U.S. Government Money Market Fund	3.4%
Government National Mortgage Association	2.8%
U.S. Treasury	2.3%
Federal National Mortgage Association Connecticut Avenue Securities	2.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.6%
BX Trust	1.2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000125076
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Class R6
Trading Symbol	NRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	neuberger.com/strategicincome-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$24	0.49%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 8,103,465,034
Holdings Count | Holding	2,870
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,103,465,034
Number of Portfolio Holdings	2,870
Portfolio Turnover Rate	67%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	46.1%
Corporate Bonds	38.2%
Asset-Backed Securities	12.3%
Foreign Government Securities	8.7%
Exchange-Traded Funds	3.0%
U.S. Treasury Obligations	2.7%
Loan Assignments	0.6%
Municipal Notes	0.5%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	3.9%
Liabilities Less Other Assets	(16.0)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Uniform Mortgage-Backed Securities	12.4%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	5.4%
State Street Institutional U.S. Government Money Market Fund	3.4%
Government National Mortgage Association	2.8%
U.S. Treasury	2.3%
Federal National Mortgage Association Connecticut Avenue Securities	2.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.6%
BX Trust	1.2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.